Restricted Net Assets	12 Months Ended
Dec. 31, 2014
Restricted Net Assets [Abstract]
Restricted Net Assets

23. Restricted Net Assets

Relevant PRC laws and regulations permit payments of dividends by the Company’s subsidiaries, the VIEs and the subsidiaries of one of the VIEs incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s subsidiaries, the VIEs and the subsidiaries of one of the VIEs incorporated in the PRC are required to annually appropriate 10% of their net after-tax income to the general reserve fund or the statutory surplus fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As a result of these and other restrictions under PRC laws and regulations, and in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), General Notes to Financial Statements, the Company’s subsidiaries, the VIEs and the subsidiaries of one of the VIEs incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which the restricted portion amounted to approximately RMB205.8 million and RMB365.6 million (US$58.9 million) as of December 31, 2013 and 2014, respectively. Even though the Company currently does not require any such dividends, loans or advances from the PRC entities for working capital and other funding purposes, the Company may in the future require additional cash resources from them due to changes in business conditions, to fund future acquisitions and development, or merely to declare and pay dividends or distributions to the company’s shareholders. Except for the above, there is no other restriction on use of proceeds generated by the Company’s subsidiaries, the VIEs and the subsidiaries of one of the VIEs to satisfy any obligations of the Company.

The Company performed a test on the restricted net assets of the Company’s subsidiaries, the VIEs and the subsidiaries of one of the VIEs (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), General Notes to Financial Statements and concluded that the restricted net assets did not exceed 25% of the consolidated net assets of the Company as of December 31, 2014 and the condensed financial information of the Company are not required.